Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Share (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Class A
Schedule of Basic and Diluted Net Income (Loss) Per Share [Line Items]
Diluted net (loss) income per common stock	$ (0.02)	$ 0.05	$ (0.07)	$ 0.09	$ 0.14	$ 0.03
Class B
Schedule of Basic and Diluted Net Income (Loss) Per Share [Line Items]
Diluted net (loss) income per common stock		$ 0.05		$ 0.09	$ 0.14	$ 0.03